STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2022 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 97.0%
Banks - 3.1%
Huntington Bancshares	458,056		6,357,817
Popular	97,847		7,995,078
			14,352,895
Capital Goods - 4.1%
CNH Industrial	625,371		9,336,789
Quanta Services	78,076		9,291,044
			18,627,833
Commercial & Professional Services - 3.1%
Clarivate	380,122	[a]	5,614,402
Ritchie Bros Auctioneers	145,265		8,743,500
			14,357,902
Consumer Durables & Apparel - 6.9%
Hasbro	106,421		9,551,285
Newell Brands	270,063		5,790,151
Skechers USA, CI. A	187,931	[a]	7,404,481
Tapestry	144,173		4,973,969
Under Armour, Cl. A	397,502	[a]	4,205,571
			31,925,457
Consumer Services - 7.7%
ADT	578,674		4,328,482
Aramark	322,868		11,129,260
Expedia Group	74,941	[a]	9,692,120
Norwegian Cruise Line Holdings	344,715	[a,b]	5,518,887
Terminix Global Holdings	113,004	[a]	4,905,504
			35,574,253
Diversified Financials - 6.8%
Ares Management, Cl. A	104,097		7,408,584
Capital One Financial	45,698		5,842,946
LPL Financial Holdings	44,768		8,783,034
Voya Financial	135,665	[b]	9,307,976
			31,342,540
Energy - 7.9%
EQT	305,151		14,561,806
Pioneer Natural Resources	35,363		9,828,792
Valero Energy	90,734		11,759,126
			36,149,724
Food, Beverage & Tobacco - 3.4%
Conagra Brands	221,102		7,272,045

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 97.0% (continued)
Food, Beverage & Tobacco - 3.4% (continued)
Molson Coors Beverage, Cl. B	150,984	[b]	8,430,947
			15,702,992
Health Care Equipment & Services - 8.3%
Alcon	69,806		5,216,602
Centene	136,100	[a]	11,083,984
Encompass Health	131,884		8,643,677
Laboratory Corp. of America Holdings	22,304		5,502,843
Zimmer Biomet Holdings	64,392		7,740,562
			38,187,668
Insurance - 3.2%
Arch Capital Group	142,477	[a]	6,761,958
Reinsurance Group of America	62,264		7,835,924
			14,597,882
Materials - 4.3%
Freeport-McMoRan	150,420		5,878,414
Newmont	174,105		11,813,024
The Mosaic Company	34,081		2,135,175
			19,826,613
Media & Entertainment - 1.6%
Activision Blizzard	92,339		7,191,361
Pharmaceuticals Biotechnology & Life Sciences - 7.8%
Elanco Animal Health	382,182	[a]	9,057,713
Neurocrine Biosciences	50,525	[a]	4,723,582
Sarepta Therapeutics	96,085	[a]	6,996,910
United Therapeutics	39,330	[a]	9,059,272
Viatris	472,354		5,795,784
			35,633,261
Real Estate - 7.1%
Alexandria Real Estate Equities	38,087	[c]	6,320,538
CBRE Group, Cl. A	89,410	[a]	7,406,724
Digital Realty Trust	60,694	[c]	8,472,275
Equity Residential	114,731	[c]	8,814,783
Zillow Group, Cl. C	44,004	[a,b]	1,755,760
			32,770,080
Retailing - 2.7%
Dollar Tree	78,086	[a]	12,519,528
Software & Services - 6.8%
Dolby Laboratories, Cl. A	64,919		5,039,013
Euronet Worldwide	74,290	[a]	9,000,976
Global Payments	75,754		9,926,804
Splunk	68,764	[a]	7,052,436
			31,019,229
Technology Hardware & Equipment - 3.8%
Nokia, ADR	1,789,522		8,965,505

Description		Shares		Value ($)
Common Stocks - 97.0% (continued)
Technology Hardware & Equipment - 3.8% (continued)
Western Digital		140,775	[a]	8,543,635
				17,509,140
Transportation - .8%
Lyft, Cl. A		197,693	[a]	3,495,212
Utilities - 7.6%
Constellation Energy		184,487		11,452,953
Exelon		168,938		8,303,303
PPL		249,608		7,533,169
Vistra Energy		294,738		7,772,241
				35,061,666
Total Common Stocks (cost $369,869,223)				445,845,236

Private Equity - .3%
Software & Services - .3%
Databricks (cost $2,398,743)		10,881	[d]	1,253,818
	1-Day Yield (%)
Investment Companies - 2.6%
Registered Investment Companies - 2.6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $11,949,751)	0.80	11,949,751	[e]	11,949,751

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $2,366,249)	0.80	2,366,249	[e]	2,366,249
Total Investments (cost $386,583,966)		100.4%		461,415,054
Liabilities, Less Cash and Receivables		(.4%)		(1,939,309)
Net Assets		100.0%		459,475,745

ADR—American Depository Receipt

a Non-income producing security.

b Security, or portion thereof, on loan. At May 31, 2022, the value of the fund’s securities on loan was $13,710,072 and the value of the collateral was $14,144,851, consisting of cash collateral of $2,366,249 and U.S. Government & Agency securities valued at $11,778,602. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d The fund held Level 3 securities at May 31, 2022. These securities were valued at $1,253,818 or .27% of net assets.

e Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
BNY Mellon Opportunistic Midcap Value Fund

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	445,845,236	-	-	445,845,236
Equity Securities - Private Equity	-	-	1,253,818	1,253,818
Investment Companies	14,316,000	-	-	14,316,000

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At May 31, 2022, accumulated net unrealized appreciation on investments was $74,831,088, consisting of $99,832,187 gross unrealized appreciation and $25,001,099 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.